Transactions With Related Parties - Management Fees (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Related Party Transaction [Line Items]
July to December 2012	$ 8,140
2013	15,768
2014	15,875
2015	15,781
2016	15,750
2017 to 2022	86,625
Total	$ 157,939